TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES
31.     TRANSACTIONS WITH RELATED PARTIES

In the course of the Company’s operations, rights and obligations are generated between related parties, arising from administrative expenses and provision of services.

31.1 Uncontrolled and unconsolidated transactions with related parties

Instituto Natura holds shares in the Essential Investment Fund, As of December 31, 2023, the balance is R$6,994 (R$6,805 as of December 31, 2022).

On June 5, 2012, an agreement was signed between Indústria e Comércio de Cosmeticos Natura Ltda. and Bres Itupeva Empreendimentos Imobiliários Ltda., (“Bres Itupeva”), for the construction and rental of a goods processing, storage, and distribution center (HUB), in Itupeva, São Paulo. In 2019, Bres Itupeva assigned its credits to BRC Securitizadora S/A to whom the Company makes monthly payments. Messrs. Antônio Luiz da Cunha Seabra, Guilherme Peirão Leal and Pedro Luiz Barreiros Passos, members of Natura &Co Holding S.A. controlling group, indirectly control Bres Itupeva. The amount involved in the transaction is recorded under the heading “Right to Use – Buildings”, the balance in the year ended December 31, 2023 was R$52,742 (R$63,665 under the heading “Buildings” of Fixed Assets, on December 31, 2022) and in the year ended December 31, 2023, the amount paid as rent was R$16,549 (R$15,680 in the year ended December 31, 2022).

On January 8, 2021, a related-party transaction was carried out between the Company, as lessee and owner, the subsidiary Indústria e Comércio de Cosmeticos Natura Ltda. and Natura &Co Holding S.A., as guarantors, and a special purpose company (Bresco IX) indirectly held by Messrs. Antônio Luiz da Cunha Seabra, Guilherme Peirão Leal and Pedro Luiz Barreiros Passos, as lessor and surface-right owner (Co-Chairmen of the Board of Directors of the Company and shareholders members of the controlling group of Natura &Co Holding S.A., Company's parent company). This transaction was entered into with the purpose of expanding the Company’s distribution network and increasing its logistical efficiency through the installation of a new distribution hub in the State of Alagoas. The amount involved in the transaction is recorded under item “Right of Use” of “Buildings” in the amount of R$47,445 and in the year ended December 31, 2022, the total amount paid as rent was R$8,786(there was no disbursement during the year ended December 31, 2022).

On May 12, 2021, a transaction was entered between the Company, as lessee, and Bresco Logística Fundo de Investimento Imobiliário, as lessor, indirectly held by Messrs. Antônio Luiz da Cunha Seabra, Guilherme Peirão Leal and Pedro Luiz Barreiros Passos. (Co-Chairmen of the Board of Directors of Natura &Co Holding S.A. and shareholders members of the controlling group of Natura &Co Holding S.A). This transaction had the purpose of keeping the Company’s distribution hub activities in the city of Canoas, State of Rio Grande do Sul. The amount involved in the transaction is recorded under item “Right of Use” of “Buildings” in the amount of R$3,634 (R$4,996 in the year ended December 31, 2022) and in the year ended December 31, 2023, the total amount paid as rent was R$2,258 (R$2,152 in the year ended December 31, 2022).

In the year ended December 31, 2023, the Company and its subsidiaries transferred to Instituto Natura as a donation associated with the net income from sales of the Natura Crer Para Ver product line in the amount of R$49,800 (R$55,000 on December 31, 2022).

The Company has a policy for transactions with related parties, in addition to an internal control structure to support the identification, monitoring and approvals of transactions between related parties.

31.3 Key management personnel compensation

The total compensation of the Company's key Management personnel is as follows:

	2023			2022			2021
	Compensation			Compensation			Compensation
	Fixed	Variable	Total	Fixed	Variable	Total	Fixed	Variable	Total
Board of Directors	8,212	11,660	19,872	13,252	146,603	159,855	15,043	72,187	87,230
Executive Directors	27,991	200,529	228,520	34,403	50,423	84,826	51,576	71,162	122,738
	36,203	212,189	248,392	47,655	197,026	244,681	66,619	143,349	209,968

The totals in the table above include the employer's social security charges.

The amounts include increases and / or reversals of the cumulative expense recognized in the previous years due to reassessments of the number of awards expected to vest and re-estimation of the social security charges expected to be payable by the Company on vesting.

Amounts in the variable category for the twelve-month period ended December 31, 2023 include termination benefits for certain key management employees, related to the review process of the Company's corporate structure. Additionally, the share-based expense shown in the variable category includes the expense accelerations/reversals that were necessary to reflect the number of shares that dropouts are entitled to keep.